Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2023	2024
	US$	US$
Corporate aircraft	36,332,509	—
Vehicles	4,164,765	4,103,525
Furniture and fixtures	8,690,083	8,707,803
Office buildings	17,412,804	17,156,762
Total	66,600,161	29,968,090
Accumulated depreciation	(41,056,802)	(16,636,110)
Property and equipment, net	25,543,359	13,331,980

On October 23, 2012, the Group acquired a corporate aircraft owned by Minsheng Financial Leasing Co. Ltd. (“Minsheng”) under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. On June 15, 2020, the Group terminated the previous agreement and signed a new leaseback agreement with Minsheng. The leaseback has a three-year term and expired on July 14, 2023 with 12 quarterly lease payment of US$1,105,274. In 2023, the Group terminated the previous leaseback agreement with Minsheng and signed a new leaseback agreement with Tianjin Huaxin Funian Leasing Co., Ltd. In2024, the Group completed the disposal of the corporate aircraft, terminating all related leaseback obligations.

Depreciation expense for property and equipment for the year ended December 31, 2024 amounted to US$2,585,132 (2022: US$3,787,564; 2023: US$2,037,472).

Accumulated depreciation for property and equipment as of December 31, 2024 amounted to US$16,636,110 (2022: US$39,019,330; 2023: US$41,056,802).